Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Detail) - USD ($) $ in Thousands		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 105,633	$ 96,929	$ 85,444	$ 99,829
Investment in fixed deposits		38,699	43,030
Investments in marketable securities and mutual funds		250,852	162,746
Trade receivables		83,387	89,772
Unbilled revenue		66,212	57,078
Funds held for clients		12,139	15,833
Prepayments and other assets		4,757	6,431
Other non-current assets		13,790	9,925
Derivative assets		9,723	15,293
Total carrying value		585,192	497,037
Trade payables		28,015	29,333
Long-term debt (includes current portion)	[1]	16,800	33,600
Other employee obligations		74,511	70,170
Provisions and accrued expenses		23,933	28,983
Lease liabilities		191,907	178,892
Other liabilities		1,803	1,197
Derivative liabilities		6,528	13,455
Total carrying value		343,497	355,630
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables		28,015	29,333
Long-term debt (includes current portion)		16,800	33,600
Other employee obligations		74,511	70,170
Provisions and accrued expenses		23,933	28,983
Lease liabilities		191,907	178,892
Other liabilities		1,803	1,197
Derivative liabilities		0
Total carrying value		336,969	342,175
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		1,068	4,710
Total carrying value		1,068	4,710
Financial liabilities at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		5,460	8,745
Total carrying value		5,460	8,745
Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables		28,015	29,333
Long-term debt (includes current portion)		16,800	33,600
Other employee obligations		74,511	70,170
Provisions and accrued expenses		23,933	28,983
Lease liabilities		191,907	178,892
Other liabilities		1,803	1,197
Derivative liabilities		6,528	13,455
Total carrying value		343,497	355,630
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		105,633	96,929
Investment in fixed deposits		38,699	43,030
Trade receivables		83,387	89,772
Unbilled revenue		66,212	57,078
Funds held for clients		12,139	15,833
Prepayments and other assets		4,757	6,431
Other non-current assets		13,790	9,925
Derivative assets		0
Total carrying value		324,617	318,998
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds		250,852	162,746
Derivative assets		2,619	2,187
Total carrying value		253,471	164,933
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		7,104	13,106
Total carrying value		7,104	13,106
Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		105,633	96,929
Investment in fixed deposits		38,699	43,030
Investments in marketable securities and mutual funds		250,852	162,746
Trade receivables		83,387	89,772
Unbilled revenue		66,212	57,078
Funds held for clients		12,139	15,833
Prepayments and other assets		4,757	6,431
Other non-current assets		13,790	9,925
Derivative assets		9,723	15,293
Total carrying value		$ 585,192	$ 497,037

[1]	Before netting off debt issuance cost of $52 and $178 as at March 31, 2021 and March 31, 2020, respectively.